Derivative Instruments and Hedging Activities - Effects on Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Derivatives, Fair Value [Line Items]
Asset derivatives	$ 23	$ 13
Liability derivatives	14	7
Derivatives Designated as Hedging Instruments [Member] | Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives	3
Derivatives Not Designated as Hedging Instruments [Member] | Forward Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives	20	13
Liability derivatives	$ 14	$ 7